Stock-Based Compensation - Key Assumptions Used to Estimate Fair Value (Details) 10-Q - Stock options - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	90.00%	90.00%
Expected term (years)	5 years 10 months 28 days	5 years 10 months 28 days
Risk free interest rate	3.77%	3.77%
Expected dividend yield	$ 0